Total
TETON WESTWOOD MIGHTY MITES FUND
TETON WESTWOOD MIGHTY MITESSM FUND (the “Mighty Mites Fund”)
Investment Objective
The Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.
Fees and Expenses of the Mighty Mites Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Mighty Mites Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Mighty Mites Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Mighty Mites Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Mighty Mites Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD MIGHTY MITES FUND - USD ($)	TETON WESTWOOD MIGHTY MITES FUND CLASS AAA	TETON WESTWOOD MIGHTY MITES FUND CLASS A	TETON WESTWOOD MIGHTY MITES FUND CLASS C	TETON WESTWOOD MIGHTY MITES FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD MIGHTY MITES FUND	TETON WESTWOOD MIGHTY MITES FUND CLASS AAA	TETON WESTWOOD MIGHTY MITES FUND CLASS A	TETON WESTWOOD MIGHTY MITES FUND CLASS C	TETON WESTWOOD MIGHTY MITES FUND CLASS I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.48%	1.48%	2.23%	1.23%

Expense Example

This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON WESTWOOD MIGHTY MITES FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA	151	468	808	1,768
TETON WESTWOOD MIGHTY MITES FUND CLASS A	545	849	1,176	2,098
TETON WESTWOOD MIGHTY MITES FUND CLASS C	326	697	1,195	2,565
TETON WESTWOOD MIGHTY MITES FUND CLASS I	125	390	676	1,489

You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:
Expense Example, No Redemption - TETON WESTWOOD MIGHTY MITES FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA	151	468	808	1,768
TETON WESTWOOD MIGHTY MITES FUND CLASS A	545	849	1,176	2,098
TETON WESTWOOD MIGHTY MITES FUND CLASS C	226	697	1,195	2,565
TETON WESTWOOD MIGHTY MITES FUND CLASS I	125	390	676	1,489

Portfolio Turnover

The Mighty Mites Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mighty Mites Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Mighty Mites Fund’s performance. During the most recent fiscal year, the Mighty Mites Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Mighty Mites Fund primarily invests in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $500 million or less at the time of the Mighty Mites Fund’s initial investment.

The Mighty Mites Fund focuses on micro-cap companies which appear to be underpriced relative to their “private market value.” Private market value is the value which Gabelli Funds, LLC, the Mighty Mites Fund’s sub-adviser (the “Gabelli Sub-Adviser”), believes informed investors would be willing to pay to acquire a company. The Gabelli Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Fund.

Micro-cap companies may also be new or unseasoned companies which are in their very early stages of development. Micro-cap companies can also be engaged in new and emerging industries.

Micro-cap companies are generally not well-known to investors and have less of an investor following than larger companies. The Gabelli Sub-Adviser will attempt to capitalize on the lack of analyst attention to micro-cap stocks and the inefficiency of the micro-cap market.

The Mighty Mites Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Mighty Mites Fund may also invest in foreign debt securities.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Mighty Mites Fund by showing changes in the Mighty Mites Fund’s performance from year to year, and by showing how the Mighty Mites Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index as well as another relevant index. As with all mutual funds, the Mighty Mites Fund’s past performance (before and after taxes) does not predict how the Mighty Mites Fund will perform in the future. Updated information on the Mighty Mites Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD MIGHTY MITES FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 28.37% (quarter ended December 31, 2020) and the lowest return for a quarter was (30.50)% (quarter ended March 31, 2020).

Average Annual Total Returns(for the years ended December 31, 2023,with maximum sales charge, if applicable)
Average Annual Total Returns - TETON WESTWOOD MIGHTY MITES FUND	1 Year	5 Years	10 Years
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA	13.31%	8.55%	5.63%
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA | After Taxes on Distributions	8.59%	5.64%	3.75%
TETON WESTWOOD MIGHTY MITES FUND CLASS AAA | After Taxes on Distributions and Sales	10.57%	6.51%	4.29%
TETON WESTWOOD MIGHTY MITES FUND CLASS A	8.82%	7.57%	5.02%
TETON WESTWOOD MIGHTY MITES FUND CLASS C	11.49%	7.75%	4.85%
TETON WESTWOOD MIGHTY MITES FUND CLASS I	13.59%	8.82%	5.90%
Russell 2000 Index	16.93%	9.97%	7.16%
Dow Jones U.S. Micro-Cap Total Stock Market Index	8.86%	4.54%	3.29%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Mighty Mites Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Mighty Mites Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD MIGHTY MITES FUND | All Risk [Member]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek long term growth of capital

●	you seek an exposure to the micro-cap market segment despite the potential volatility of micro-capitalization stocks

The Mighty Mites Fund’s share price will fluctuate with changes in the market value of the Mighty Mites Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Mighty Mites Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Mighty Mites Fund involves the following risks:

TETON WESTWOOD MIGHTY MITES FUND | Equity Market Risk [Member]
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Mighty Mites Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Mighty Mites Fund’s securities goes down, your investment in the Mighty Mites Fund decreases in value.

TETON WESTWOOD MIGHTY MITES FUND | Small And Micro Cap Company Risk [Member]
●	Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

TETON WESTWOOD MIGHTY MITES FUND | Industrials Risk [Member]
●	Industrials Risk. Industrials companies are engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Industrials companies may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

TETON WESTWOOD MIGHTY MITES FUND | Consumer Discretionary Risk [Member]
●	Consumer Discretionary Risk. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences and tastes, social trends, marketing campaigns and introduction of new consumer products.

TETON WESTWOOD MIGHTY MITES FUND | Foreign Securities Risk [Member]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

TETON WESTWOOD MIGHTY MITES FUND | Health Crisis Risk [Member]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

TETON WESTWOOD MIGHTY MITES FUND | Management Risk [Member]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Mighty Mites Fund holds, then the value of the Mighty Mites Fund’s shares may decline.

TETON WESTWOOD SMALL CAP EQUITY FUND
TETON WESTWOOD SMALLCAP EQUITY FUND (the “SmallCap Equity Fund”)
Investment Objective
The SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.
Fees and Expenses of the SmallCap Equity Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the SmallCap Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the SmallCap Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the SmallCap Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the SmallCap Equity Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD SMALL CAP EQUITY FUND - USD ($)	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS A	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS C	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD SMALL CAP EQUITY FUND		TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS A	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS C	TETON WESTWOOD SMALL CAP EQUITY FUND CLASS I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.60%	1.60%	2.35%	1.35%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.35%)	(0.35%)	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.25%	1.25%	2.00%	1.00%
[1]	Keeley-Teton Advisors, LLC (the “SmallCap Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.25% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. Under this same arrangement, the SmallCap Equity Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the SmallCap Adviser such amount provided the SmallCap Equity Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2025, and may not be terminated by the Fund or the SmallCap Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the SmallCap Adviser, the SmallCap Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON WESTWOOD SMALL CAP EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA	127	471	838	1,871
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS A	522	852	1,204	2,196
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS C	303	700	1,224	2,659
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS I	102	393	706	1,593

You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:
Expense Example, No Redemption - TETON WESTWOOD SMALL CAP EQUITY FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA	127	471	838	1,871
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS A	522	852	1,204	2,196
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS C	203	700	1,224	2,659
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS I	102	393	706	1,593

Portfolio Turnover

The SmallCap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the SmallCap Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the SmallCap Equity Fund’s performance. During the most recent fiscal year, the SmallCap Equity Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the SmallCap Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in a portfolio of common stocks of smaller companies. The SmallCap Adviser characterizes small capitalization companies as those companies with a market capitalization (defined as shares outstanding times current market price) between $100 million and $2.5 billion at the time of the SmallCap Equity Fund’s initial investment. The SmallCap Adviser may change this characterization at any time in the future based upon the market capitalizations of the securities included in the Russell 2000® and Russell 2000 Value Indexes. The SmallCap Adviser closely monitors the issuers and will sell a stock if the stock achieves its price objective and has limited further potential for a price increase, the forecasted price/earnings ratio exceeds the future forecasted growth rate, and/or the issuer suffers a negative change in its fundamental outlook.

The SmallCap Equity Fund may also invest up to 25% of its total assets in foreign securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The SmallCap Equity Fund may also invest in foreign debt securities.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the SmallCap Equity Fund by showing changes in the SmallCap Equity Fund’s performance from year to year, and by showing how the SmallCap Equity Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indexes. As with all mutual funds, the SmallCap Equity Fund’s past performance (before and after taxes) does not predict how the SmallCap Equity Fund will perform in the future. Updated information on the SmallCap Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD SMALLCAP EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 37.22% (quarter ended December 31, 2020) and the lowest return for a quarter was (35.70)% (quarter ended March 31, 2020).

Average Annual Total Returns
Average Annual Total Returns - TETON WESTWOOD SMALL CAP EQUITY FUND	1 Year	5 Years	10 Years
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA	12.63%	12.80%	8.51%
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA | After Taxes on Distributions	11.83%	12.01%	6.79%
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS AAA | After Taxes on Distributions and Sales	7.96%	10.16%	6.39%
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS A	8.11%	11.78%	7.88%
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS C	10.76%	11.95%	7.70%
TETON WESTWOOD SMALL CAP EQUITY FUND CLASS I	12.89%	13.08%	8.78%
Russell 2000 Index	16.93%	9.97%	7.16%
Russell 2000 Value Index	14.65%	10.00%	6.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of SmallCap Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their SmallCap Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs, (collectively, “IRAs”).

TETON WESTWOOD SMALL CAP EQUITY FUND | All Risk [Member]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek investments in small capitalization growth stocks as part of your overall investment strategy

The SmallCap Equity Fund’s share price will fluctuate with changes in the market value of the SmallCap Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell SmallCap Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the SmallCap Equity Fund involves the following risks:

TETON WESTWOOD SMALL CAP EQUITY FUND | Equity Market Risk [Member]
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the SmallCap Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the SmallCap Equity Fund’s securities goes down, your investment in the SmallCap Equity Fund decreases in value.

TETON WESTWOOD SMALL CAP EQUITY FUND | Small And Micro Cap Company Risk [Member]
●	Small- and Micro-Cap Company Risk. Although small-cap and micro-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap and micro-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap and micro-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and micro-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap and micro-cap company stock prices tend to rise and fall in value more than other stocks. The risks of investing in micro-cap stocks and companies are even greater than those of investing in small-cap companies.

TETON WESTWOOD SMALL CAP EQUITY FUND | Industrials Risk [Member]
●	Industrials Risk. Industrials companies are engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Industrials companies may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

TETON WESTWOOD SMALL CAP EQUITY FUND | Foreign Securities Risk [Member]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

TETON WESTWOOD SMALL CAP EQUITY FUND | Health Crisis Risk [Member]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

TETON WESTWOOD SMALL CAP EQUITY FUND | Management Risk [Member]
●	Management Risk. If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the SmallCap Equity Fund holds, then the value of the SmallCap Equity Fund’s shares may decline.

TETON WESTWOOD SMALL CAP EQUITY FUND | Information Technology Risk [Member]
●	Information Technology Risk. Information technology companies may have limited product lines, markets financial resources or personnel. Information technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

TETON WESTWOOD SMALL CAP EQUITY FUND | Financial Services Risk [Member]
●	Financial Services Risk. The SmallCap Equity Fund may invest from time to time in securities issued by financial services companies. Financial services companies can be significantly affected by changing economic conditions, demand for consumer loans, refinancing activity and intense competition, including price competition. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change; unstable and/or rising interest rates may have a disproportionate effect on companies in the financial services sector. Financial services companies are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. In the past, financial services companies in general experienced considerable financial distress, which led to the implementation of government programs designed to ease that distress.

TETON WESTWOOD SMALL CAP EQUITY FUND | Sector Risk [Member]
●	Sector Risk. Although the Fund does not employ a sector focus, its exposure, from time to time, to specific sectors will increase based on the SmallCap Adviser’s perception of available investment opportunities. If the Fund focuses on a particular sector, the Fund may face an increased risk that the value of its portfolio will decrease because of events disproportionately affecting that sector. Furthermore, investments in particular sectors may be more volatile than the broader market as a whole.

TETON Convertible Securities Fund
TETON CONVERTIBLE SECURITIES FUND (the “Convertible Securities Fund”)
Investment Objective
The Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.
Fees and Expenses of the Convertible Securities Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Convertible Securities Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Convertible Securities Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Convertible Securities Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Convertible Securities Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON Convertible Securities Fund - USD ($)	TETON Convertible Securities Fund CLASS AAA	TETON Convertible Securities Fund CLASS A	TETON Convertible Securities Fund CLASS C	TETON Convertible Securities Fund CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON Convertible Securities Fund		TETON Convertible Securities Fund CLASS AAA	TETON Convertible Securities Fund CLASS A	TETON Convertible Securities Fund CLASS C	TETON Convertible Securities Fund CLASS I
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	0.25%	1.00%	none
Other Expenses		0.57%	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses		1.82%	1.82%	2.57%	1.57%
Less Fee Waiver and/or Expense Reimbursement	[1]	(0.66%)	(0.66%)	(0.66%)	(0.66%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.16%	1.16%	1.91%	0.91%
[1]	Teton Advisors, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.16% for Class AAA shares, 1.16% for Class A shares, 1.91% for Class C shares, and 0.91% for Class I shares. Under this same arrangement, the Convertible Securities Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Convertible Securities Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2025, unless sooner terminated by the Fund or by the Adviser with the consent of the Board, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

Expense Example

This example is intended to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON Convertible Securities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON Convertible Securities Fund CLASS AAA	118	508	924	2,083
TETON Convertible Securities Fund CLASS A	513	888	1,287	2,400
TETON Convertible Securities Fund CLASS C	294	737	1,306	2,856
TETON Convertible Securities Fund CLASS I	93	431	793	1,811

You would pay the following expenses if you did not redeem your shares of the Convertible Securities Fund:
Expense Example, No Redemption - TETON Convertible Securities Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON Convertible Securities Fund CLASS AAA	118	508	924	2,083
TETON Convertible Securities Fund CLASS A	513	888	1,287	2,400
TETON Convertible Securities Fund CLASS C	194	737	1,306	2,856
TETON Convertible Securities Fund CLASS I	93	431	793	1,811

Portfolio Turnover

The Convertible Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Convertible Securities Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Convertible Securities Fund’s performance. During the most recent fiscal year, the Convertible Securities Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Convertible Securities Fund invests, under normal circumstances, at least 80% of its net assets in convertible securities, and in derivatives and other instruments that have economic characteristics similar to such securities. The Convertible Securities Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.

The Convertible Securities Fund may invest up to 20% of its net assets in common stocks, non-convertible preferred stocks, and non-convertible fixed income securities.

The Convertible Securities Fund may also invest in non-convertible debt securities rated below investment grade (rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by Gabelli Funds, LLC, the Convertible Securities Fund’s sub-adviser (the “Gabelli Sub-Adviser”), to be of comparable quality), within the above 20% limitation. The Convertible Securities Fund may also invest in securities issued by the U.S. government and its agencies and instrumentalities.

The Convertible Securities Fund may invest in illiquid or thinly traded securities, subject to any limitations described in the prospectus and/or Statement of Additional Information. The Convertible Securities Fund may also invest in securities that are eligible for resale under Rule 144A of the Securities Act of 1933, as amended.

The Convertible Securities Fund may invest up to 20% of its net assets in foreign securities, including securities of issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles), non-U.S. dollar denominated securities, and depositary receipts. This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

By investing in convertible securities, the Convertible Securities Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

In buying and selling securities for the Convertible Securities Fund, the Gabelli Sub-Adviser relies on fundamental analysis, which involves a bottom-up assessment of a company’s potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions. The portfolio managers may consider selling a particular security when the portfolio managers perceive a change in company fundamentals, a decline in relative attractiveness to other issues, and/or a decline in industry fundamentals, or if any of the original reasons for purchase have materially changed.

The portfolio managers evaluate each security’s investment characteristics as a fixed income instrument as well as its potential for capital appreciation. Under normal market conditions, the portfolio managers utilize this strategy to seek to capture approximately 60% to 80% of the upside performance of the underlying equities with 50% or less of the downside exposure.

The Convertible Securities Fund may utilize foreign currency exchange contracts, options, stock index futures contracts, warrants, and other derivative instruments. In response to adverse market, economic, political or other conditions, the Convertible Securities Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Convertible Securities Fund may not achieve its investment objective when it does so.

While the Convertible Securities Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

Principal Risks:
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Convertible Securities Fund by showing changes in the Convertible Securities Fund’s performance from year to year, and by showing how the Convertible Securities Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and another relevant index. As with all mutual funds, the Convertible Securities Fund’s past performance (before and after taxes) does not predict how the Convertible Securities Fund will perform in the future. Updated information on the Convertible Securities Fund’s results can be obtained by visiting www.gabelli.com.

TETON CONVERTIBLE SECURITIES FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 16.68% (quarter ended June 30, 2020) and the lowest return for a quarter was (16.99)% (quarter ended June 30, 2022).

Average Annual Total Returns(for the years ended December 31, 2023,with maximum sales charge, if applicable)
Average Annual Total Returns - TETON Convertible Securities Fund	1 Year	5 Years	10 Years
TETON Convertible Securities Fund CLASS AAA	5.08%	5.89%	5.10%
TETON Convertible Securities Fund CLASS AAA | After Taxes on Distributions	4.01%	4.16%	3.80%
TETON Convertible Securities Fund CLASS AAA | After Taxes on Distributions and Sales	3.04%	4.39%	3.79%
TETON Convertible Securities Fund CLASS A	0.94%	4.95%	4.50%
TETON Convertible Securities Fund CLASS C	3.36%	5.10%	4.31%
TETON Convertible Securities Fund CLASS I	5.35%	6.15%	5.37%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	12.87%	11.94%	8.90%
Standard & Poor’s 500 Index	26.29%	15.69%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Convertible Securities Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Convertible Securities Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively “IRAs”).

TETON Convertible Securities Fund | All Risk [Member]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek a high level of current income as well as growth of capital

The Convertible Securities Fund’s share price will fluctuate with changes in the market value of the Convertible Securities Fund’s portfolio securities and changes in prevailing interest rates. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Convertible Securities Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Convertible Securities Fund involves the following risks:

TETON Convertible Securities Fund | Equity Market Risk [Member]
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Convertible Securities Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Convertible Securities Fund’s securities goes down, your investment in the Convertible Securities Fund decreases in value.

TETON Convertible Securities Fund | Foreign Securities Risk [Member]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

TETON Convertible Securities Fund | Health Crisis Risk [Member]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

TETON Convertible Securities Fund | Management Risk [Member]
●	Management Risk. If the portfolio manager is incorrect in her assessment of the growth prospects of the securities the Convertible Securities Fund holds, then the value of the Convertible Securities Fund’s shares may decline.

TETON Convertible Securities Fund | Sector Risk [Member]
●	Sector Risk. Although the Fund does not employ a sector focus, the percentage of the Fund’s assets invested in a particular sector can increase from time to time based on the Adviser’s perception of available investment opportunities. If the Fund invests a significant portion of its assets in a particular sector, the Fund will be subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions, increased competition, or other factors affecting that market segment. In such cases, the Fund would be exposed to an increased risk that the value of its overall portfolio will decrease because of events that disproportionately and negatively affect that sector. In addition, investments in a particular sector may be more volatile than the broader market as a whole, and the Fund’s investments in such a sector may be disproportionately susceptible to losses.

TETON Convertible Securities Fund | Convertible Securities Risk [Member]
●	Convertible Securities Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.

TETON Convertible Securities Fund | Information Technology Risks [Member]
●	Information Technology Risks. The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments, and semiconductors and semiconductor equipment manufacturers. Information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, information technology companies face rapid technological development and frequent new product introduction by competitors. Information technology companies typically rely on patents and intellectual property rights.

TETON Convertible Securities Fund | Credit Risk [Member]
●	Credit Risk. The Convertible Securities Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Convertible Securities Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Convertible Securities Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

TETON Convertible Securities Fund | High Yield Securities Risk [Member]
●	High Yield Securities Risk. The Convertible Securities Fund may invest in higher yielding, lower rated bonds, commonly called “junk bonds”. Bonds that are rated Ba or below by Moody’s, or BB or below by S&P or Fitch, or if unrated, determined by the Gabelli Sub-Adviser to be of comparable quality, are generally considered to be high yield bonds. These high yield bonds are subject to greater risks than lower yielding, higher rated debt securities. As a result, the Convertible Securities Fund may experience losses associated with its holdings of high yield securities.

TETON Convertible Securities Fund | Interest Rate Risk [Member]
●	Interest Rate Risk. The Convertible Securities Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Convertible Securities Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Recently, the Federal Reserve has been raising interest rates from historically low levels. The Federal Reserve’s aggressive increases to the federal funds rate may present a greater risk than has historically been the case due to the previous prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives. Furthermore, there is no way of predicting or knowing when, or if, the Federal Reserve may enact cuts to the federal funds rate.

TETON Convertible Securities Fund | Small Cap Company Risk [Member]
●	Small-Cap Company Risk. Although small-cap companies may offer greater potential for capital appreciation than larger companies, investing in securities of small-cap companies may involve greater risks than investing in larger, more established issuers. Small-cap companies generally have limited product lines, markets, and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, small-cap company stock prices tend to rise and fall in value more than other stocks.

TETON WESTWOOD EQUITY FUND
TETON WESTWOOD EQUITY FUND (the “Equity Fund”)
Investment Objectives
The Equity Fund seeks to provide capital appreciation.
The Equity Fund’s secondary goal is to produce current income.
Fees and Expenses of the Equity Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Equity Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Equity Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Equity Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD EQUITY FUND - USD ($)	TETON WESTWOOD EQUITY FUND CLASS AAA	TETON WESTWOOD EQUITY FUND CLASS A	TETON WESTWOOD EQUITY FUND CLASS C	TETON WESTWOOD EQUITY FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD EQUITY FUND	TETON WESTWOOD EQUITY FUND CLASS AAA	TETON WESTWOOD EQUITY FUND CLASS A	TETON WESTWOOD EQUITY FUND CLASS C	TETON WESTWOOD EQUITY FUND CLASS I
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.39%	0.39%	0.39%	0.39%
Total Annual Fund Operating Expenses	1.64%	1.64%	2.39%	1.39%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON WESTWOOD EQUITY FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD EQUITY FUND CLASS AAA	167	517	892	1,944
TETON WESTWOOD EQUITY FUND CLASS A	560	897	1,256	2,266
TETON WESTWOOD EQUITY FUND CLASS C	342	745	1,275	2,726
TETON WESTWOOD EQUITY FUND CLASS I	142	440	761	1,669

You would pay the following expenses if you did not redeem your shares of the Equity Fund:
Expense Example, No Redemption - TETON WESTWOOD EQUITY FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD EQUITY FUND CLASS AAA	167	517	892	1,944
TETON WESTWOOD EQUITY FUND CLASS A	560	897	1,256	2,266
TETON WESTWOOD EQUITY FUND CLASS C	242	745	1,275	2,726
TETON WESTWOOD EQUITY FUND CLASS I	142	440	761	1,669

Portfolio Turnover

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Equity Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Equity Fund invests at least 80% of its net assets (which includes, for purposes of this test, the amount of any borrowings for investment purposes) in common stocks and securities which may be converted into common stocks. The Equity Fund invests in a portfolio of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years.

In selecting securities, Westwood Management Corp., the Equity Fund’s sub-adviser (the “Westwood Sub-Adviser”), maintains a list of securities of issuers which it believes have proven records and potential for above-average earnings growth. It considers purchasing a security on such list if the Westwood Sub-Adviser’s forecast for growth rates and earnings exceeds Wall Street expectations. The Westwood Sub-Adviser closely monitors the issuers and will sell a stock if the Westwood Sub-Adviser expects limited future price appreciation, there is a fundamental change that negatively impacts their growth assumptions, and/or the price of the stock declines 15% in the first forty-five days held. The Equity Fund’s risk characteristics, such as beta (a measure of volatility), are generally expected to be less than those of the Standard & Poor’s 500 Index (the “S&P 500 Index”), the Equity Fund’s benchmark.

The Equity Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those companies located in emerging markets. The Equity Fund may also invest in foreign debt securities.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Equity Fund by showing changes in the Equity Fund’s performance from year to year, and by showing how the Equity Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Equity Fund’s past performance (before and after taxes) does not predict how the Equity Fund will perform in the future. Updated information on the Equity Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD EQUITY FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 13.12% (quarter ended June 30, 2020) and the lowest return for a quarter was (23.52)% (quarter ended March 31, 2020).

Average Annual Total Returns(for the years ended December 31, 2023,with maximum sales charge, if applicable)
Average Annual Total Returns - TETON WESTWOOD EQUITY FUND	1 Year	5 Years	10 Years
TETON WESTWOOD EQUITY FUND CLASS AAA	7.48%	9.74%	8.11%
TETON WESTWOOD EQUITY FUND CLASS AAA | After Taxes on Distributions	6.19%	7.51%	5.75%
TETON WESTWOOD EQUITY FUND CLASS AAA | After Taxes on Distributions and Sales	5.27%	7.47%	6.09%
TETON WESTWOOD EQUITY FUND CLASS A	3.08%	8.74%	7.49%
TETON WESTWOOD EQUITY FUND CLASS C	5.68%	8.90%	7.30%
TETON WESTWOOD EQUITY FUND CLASS I	7.78%	10.02%	8.36%
S&P 500 Index	26.29%	15.69%	12.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Equity Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Equity Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD EQUITY FUND | All Risk [Member]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek growth of capital

●	you seek a fund with a growth orientation as part of your overall investment plan

The Equity Fund’s share price will fluctuate with changes in the market value of the Equity Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Equity Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Equity Fund involves the following risks:

TETON WESTWOOD EQUITY FUND | Equity Market Risk [Member]
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Equity Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Equity Fund’s securities goes down, your investment in the Equity Fund decreases in value.

TETON WESTWOOD EQUITY FUND | Foreign Securities Risk [Member]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

TETON WESTWOOD EQUITY FUND | Health Crisis Risk [Member]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

TETON WESTWOOD EQUITY FUND | Management Risk [Member]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Equity Fund holds, then the value of the Equity Fund’s shares could go down.

TETON WESTWOOD EQUITY FUND | Large Cap Risk [Member]
●	Large Cap Risk. Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

TETON WESTWOOD BALANCED FUND
TETON WESTWOOD BALANCED FUND (the “Balanced Fund”)
Investment Objective
The Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.
Fees and Expenses of the Balanced Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You may also incur usual and customary brokerage commissions and other charges when buying and selling shares that are not reflected in the fee table and expense example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Balanced Fund’s Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” of the Balanced Fund’s statutory prospectus, in Appendix A, “Sales Charge Reductions and Waivers through Certain Intermediaries,” attached to the statutory prospectus, and in the section entitled, “Purchase and Redemption of Shares” of the Balanced Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - TETON WESTWOOD BALANCED FUND	TETON WESTWOOD BALANCED FUND CLASS AAA	TETON WESTWOOD BALANCED FUND CLASS A	TETON WESTWOOD BALANCED FUND CLASS C	TETON WESTWOOD BALANCED FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	4.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - TETON WESTWOOD BALANCED FUND	TETON WESTWOOD BALANCED FUND CLASS AAA	TETON WESTWOOD BALANCED FUND CLASS A	TETON WESTWOOD BALANCED FUND CLASS C	TETON WESTWOOD BALANCED FUND CLASS I
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.46%	0.46%	0.46%	0.46%
Total Annual Fund Operating Expenses	1.46%	1.46%	2.21%	1.21%

Expense Example

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - TETON WESTWOOD BALANCED FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TETON WESTWOOD BALANCED FUND CLASS AAA	149	462	797	1,746
TETON WESTWOOD BALANCED FUND CLASS A	543	843	1,166	2,076
TETON WESTWOOD BALANCED FUND CLASS C	324	691	1,185	2,544
TETON WESTWOOD BALANCED FUND CLASS I	123	384	665	1,466

You would pay the following expenses if you did not redeem your shares of the Balanced Fund:
Expense Example, No Redemption - TETON WESTWOOD BALANCED FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TETON WESTWOOD BALANCED FUND CLASS AAA	149	462	797	1,746
TETON WESTWOOD BALANCED FUND CLASS A	543	843	1,166	2,076
TETON WESTWOOD BALANCED FUND CLASS C	224	691	1,185	2,544
TETON WESTWOOD BALANCED FUND CLASS I	123	384	665	1,466

Portfolio Turnover

The Balanced Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Balanced Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Balanced Fund’s performance. During the most recent fiscal year, the Balanced Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Principal Investment Strategies

The Balanced Fund invests in a combination of equity and debt securities. The Balanced Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. Westwood Management Corp., the Balanced Fund’s sub-adviser (the “Westwood Sub-Adviser”) will typically invest 30% to 70% of the Balanced Fund’s assets in equity securities and 70% to 30% in debt securities, and the balance of the Balanced Fund’s assets in cash or cash equivalents. The actual mix of assets will vary depending on the Westwood Sub-Adviser’s analysis of market and economic conditions.

The Balanced Fund invests in stocks of seasoned companies. Seasoned companies generally have market capitalizations of $1 billion or more and have been operating for at least three years. The Westwood Sub-Adviser chooses stocks of seasoned companies with proven records and above-average earnings growth potential. The Westwood Sub-Adviser has disciplines in place that serve as sell signals such as a security reaching a predetermined price target, a change to a company’s fundamentals that make the risk/reward profile unattractive, or a need to improve the overall risk/reward profile of the Balanced Fund.

The majority of the debt securities held by the Balanced Fund are investment grade securities of corporate and government issuers and commercial paper and mortgage- and asset-backed securities. Investment grade debt securities are securities rated in one of the four highest ratings categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”). The Fund may invest up to 20% of the total fund in below investment grade bonds. A bond’s credit rating is determined by using the middle rating of Moody’s, S&P, and Fitch. If only two agencies rate a security, the lower rating is used. If only one rates a security, that single rating is used. The Balanced Fund may invest in fixed income securities of any maturity.

The Balanced Fund may also invest up to 25% of its total assets in foreign equity securities and in European Depositary Receipts (“EDRs”) or American Depositary Receipts (“ADRs”), including in those of companies located in emerging markets. The Balanced Fund may also invest in foreign debt securities.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Balanced Fund by showing changes in the Balanced Fund’s performance from year to year, and by showing how the Balanced Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index and other relevant indices. As with all mutual funds, the Balanced Fund’s past performance (before and after taxes) does not predict how the Balanced Fund will perform in the future. Updated information on the Balanced Fund’s results can be obtained by visiting www.gabelli.com.

TETON WESTWOOD BALANCED FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 8.26% (quarter ended June 30, 2020) and the lowest return for a quarter was (13.61)% (quarter ended March 31, 2020).

Average Annual Total Returns (for the years ended December 31, 2023, with maximum sales charge, if applicable)
Average Annual Total Returns - TETON WESTWOOD BALANCED FUND	1 Year	5 Years	10 Years
TETON WESTWOOD BALANCED FUND CLASS AAA	9.71%	6.53%	5.63%
TETON WESTWOOD BALANCED FUND CLASS AAA | After Taxes on Distributions	8.67%	4.63%	3.63%
TETON WESTWOOD BALANCED FUND CLASS AAA | After Taxes on Distributions and Sales	6.33%	4.90%	4.13%
TETON WESTWOOD BALANCED FUND CLASS A	5.36%	5.56%	5.02%
TETON WESTWOOD BALANCED FUND CLASS C	7.95%	5.72%	4.85%
TETON WESTWOOD BALANCED FUND CLASS I	10.00%	6.81%	5.90%
S&P 500 Index	26.29%	15.69%	12.03%
Bloomberg Barclays Government/Credit Bond Index	5.72%	1.41%	1.97%
60% S&P 500 Index and 40% Barclays Government/Credit Bond Index	18.06%	9.98%	8.01%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Balanced Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Balanced Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”).

TETON WESTWOOD BALANCED FUND | All Risk [Member]

You may want to invest in the Fund if:

●	you are a long term investor

●	you seek both growth of capital and current income

●	you want participation in market growth with some emphasis on preserving assets in “down” markets

The Balanced Fund is subject to the risk that its allocations between equity and debt securities may underperform other allocations. The Balanced Fund’s share price will fluctuate with changes in the market value of the Balanced Fund’s portfolio securities. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell Balanced Fund shares, they may be worth more or less than what you paid for them; you may lose money by investing in the Fund.

Investing in the Balanced Fund involves the following risks:

TETON WESTWOOD BALANCED FUND | Equity Market Risk [Member]
●	Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Balanced Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Balanced Fund’s securities goes down, your investment in the Balanced Fund decreases in value.

TETON WESTWOOD BALANCED FUND | Foreign Securities Risk [Member]
●	Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.

TETON WESTWOOD BALANCED FUND | Health Crisis Risk [Member]
●	Infectious Illness Risk. A widespread outbreak of an infectious illness, such as the COVID-19 pandemic, may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund. The fallout from the COVID-19 pandemic and its subsequent variants, and the long-term impact on economies, markets, industries and individual issuers, are not known.

TETON WESTWOOD BALANCED FUND | Management Risk [Member]
●	Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Balanced Fund holds, then the value of the Balanced Fund’s shares may decline.

TETON WESTWOOD BALANCED FUND | Credit Risk [Member]
●	Credit Risk. The Balanced Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Balanced Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Balanced Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

TETON WESTWOOD BALANCED FUND | Interest Rate Risk [Member]
●	Interest Rate Risk. The Balanced Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Balanced Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Recently, the Federal Reserve has been raising interest rates from historically low levels. The Federal Reserve’s aggressive increases to the federal funds rate may present a greater risk than has historically been the case due to the previous prolonged period of low interest rates and the market’s reaction to the Federal Reserve’s initiatives. Furthermore, there is no way of predicting or knowing when, or if, the Federal Reserve may enact cuts to the federal funds rate.

TETON WESTWOOD BALANCED FUND | Pre Payment Risk [Member]
●	Pre-Payment Risk. The Balanced Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Balanced Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Balanced Fund may be unable to recoup all of its initial investment and will suffer from having to invest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Balanced Fund’s income, total return, and share price.